Oil and natural gas properties (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
2022 Acquisitions | Minimum
Oil and natural gas properties
Working interests acquired	2.00%		0.51%
Net revenue interests acquired	1.00%		0.38%
2022 Acquisitions | Maximum
Oil and natural gas properties
Working interests acquired	30.00%		43.00%
Net revenue interests acquired	23.00%		33.00%
2022 Acquisitions | Permian Basin
Oil and natural gas properties
Amount paid to acquire interest in oil and natural gas property	$ 6,290,000		$ 25,328,000
2022 Acquisitions | Denver Julesberg Basin
Oil and natural gas properties
Amount paid to acquire interest in oil and natural gas property	$ 2,833,000		2,938,000
2022 Acquisitions | Haynesville Basin
Oil and natural gas properties
Amount paid to acquire interest in oil and natural gas property			2,992,000
2022 Divestitures
Oil and natural gas properties
Divestitures of oil and natural gas properties during period	0
2022 Divestitures | Eagle Ford Basin | Partial sale of ownership interest
Oil and natural gas properties
Amount received from sale of interest in oil and natural gas property			$ 741,000
2021 Acquisitions | Minimum
Oil and natural gas properties
Working interests acquired		5.00%		0.01%
Net revenue interests acquired		4.00%		0.01%
2021 Acquisitions | Maximum
Oil and natural gas properties
Working interests acquired		41.20%		41.20%
Net revenue interests acquired		30.30%		31.00%
2021 Acquisitions | Permian Basin
Oil and natural gas properties
Amount paid to acquire interest in oil and natural gas property		$ 17,444,000		$ 26,456,000
2021 Acquisitions | Denver Julesberg Basin
Oil and natural gas properties
Amount paid to acquire interest in oil and natural gas property		0		40,366,000
2021 Acquisitions | Bakken Basin
Oil and natural gas properties
Amount paid to acquire interest in oil and natural gas property		$ 0		190,000
2021 Divestitures | Eagle Ford Basin | Partial sale of ownership interest
Oil and natural gas properties
Amount received from sale of interest in oil and natural gas property				3,041,000
Recorded gain on divestiture				0
Recorded loss on divestiture				$ 0